5. INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2019
Income Tax Disclosure [Abstract]
Schedule of tax rate reconciliation
	2019	2018
Income tax expense (benefit) at federal statutory rate	(21.0)%	(21.0)%
Increase (decrease) in tax resulting from:
State taxes, net of federal benefit	(6.3)%	(6.3)%
Change in valuation allowance	5.0%	20.4%
Stock based compensation	21.0%	4.5%
Nondeductible items	1.1%	2.3%
Effective tax rate	(0.2)%	(0.1)%

Schedule of deferred tax assets and liabilities
	2019	2018
Deferred tax assets:
Net operating loss carry forwards	$2,121,000	$2,601,000
Tax credit carry forwards	298,000	377,000
Reserves and accruals not yet deducted for tax purposes	563,000	360,000
Total deferred tax assets	2,982,000	3,338,000
Valuation allowance	(2,982,000)	(3,338,000)
Net deferred tax asset	$–	$–